Exit and Disposal and Other Restructuring Activities - Components of Exit and Disposal Activities (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Restructuring Cost and Reserve [Line Items]
Employee severance and benefit arrangements	$ 1.9	$ 0.3
Relocation costs	0.1	0.2
Facility cleanup costs	(1.0)	0.8
Other restructuring costs	0.4	0.7
Total exit and disposal costs	1.4	2.0
Cost of goods sold
Restructuring Cost and Reserve [Line Items]
Total exit and disposal costs	0.8	1.7
Selling and administrative expenses
Restructuring Cost and Reserve [Line Items]
Total exit and disposal costs	0.6	0.1
Other operating expense, net
Restructuring Cost and Reserve [Line Items]
Total exit and disposal costs	0.0	0.2
Carlisle Interconnect Technologies
Restructuring Cost and Reserve [Line Items]
Total exit and disposal costs	1.3	1.9
Carlisle Fluid Technologies
Restructuring Cost and Reserve [Line Items]
Total exit and disposal costs	0.1	0.0
Carlisle Construction Materials
Restructuring Cost and Reserve [Line Items]
Total exit and disposal costs	$ 0.0	$ 0.1